Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive share
Anti-dilutive shares excluded from the calculation of diluted net income (loss) per share	40	12,300	10,700
Numerator:
Net income attributable to SINA's ordinary shareholders	$ 156,569	$ 225,087	$ 25,678
Denominator:
Weighted average ordinary shares outstanding (in shares)	71,284	70,301	60,237
Basic net income per share (in dollars per share)	$ 2.20	$ 3.20	$ 0.43
Numerator:
Net income attributable to SINA's ordinary shareholders	$ 156,569	$ 225,087	$ 25,678
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	3,915	2,275	1,490
Add: Effect on interest expenses and amortized issuance cost of convertible debt	1,531	10,831
Net income attributable for calculating diluted net income per share	$ 154,185	$ 233,643	$ 24,188
Denominator:
Weighted average ordinary shares outstanding (in shares)	71,284	70,301	60,237
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	94	112	23
Unvested restricted share units (in shares)	1,172	958	388
Convertible debt (in shares)	1,381	6,140
Shares used in computing diluted net income per share attributable to SINA (in shares)	73,931	77,511	60,648
Diluted net income per share (in dollars per share)	$ 2.09	$ 3.01	$ 0.40
Weibo
Numerator:
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	$ 3,600	$ 2,100	$ 900